DEI Document	Mar. 12, 2025
DEI [Abstract]
Entity Central Index Key	0001159167
Entity Incorporation, State or Country Code	DE
Title of 12(b) Security	Common Stock, $0.01 par value
Document Type	8-K
Document Period End Date	Mar. 12, 2025
Entity Registrant Name	iROBOT CORPORATION
Entity Address, Address Line One	8 Crosby Drive
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
City Area Code	781
Local Phone Number	430-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	IRBT
Security Exchange Name	NASDAQ
Entity File Number	001-36414
Entity Tax Identification Number	77-0259335
Entity Address, Postal Zip Code	01730
Amendment Flag	false